Segmented Information	12 Months Ended
Dec. 31, 2017
Segmented information
Segment Reporting Disclosure [Text Block]

18 – Segmented information

The Company manages its operations as one business segment over a single network that spans vast geographic distances and territories, with operations in Canada and the U.S. Financial information reported at this level, such as revenues, operating income, and cash flow from operations, is used by corporate management, including the Company’s chief operating decision-maker, in evaluating financial and operational performance and allocating resources across CN’s network.

The Company’s strategic initiatives, which drive its operational direction, are developed and managed centrally by corporate management and are communicated to its regional activity centers (the Western Region, Eastern Region and Southern Region). Corporate management is responsible for, among others, CN’s marketing strategy, the management of large customer accounts, overall planning and control of infrastructure and rolling stock, the allocation of resources, and other functions such as financial planning, accounting and treasury.

The role of each region is to manage the day-to-day service requirements within their respective territories and control direct costs incurred locally. Such cost control is required to ensure that pre-established efficiency standards set at the corporate level are met. The regions execute the overall corporate strategy and operating plan established by corporate management, as their management of throughput and control of direct costs does not serve as the platform for the Company’s decision-making process. Approximately 95% of the Company’s freight revenues are from national accounts for which freight traffic spans North America and touches various commodity groups. As a result, the Company does not manage revenues on a regional basis since a large number of the movements originate in one region and pass through and/or terminate in another region.

The regions also demonstrate common characteristics in each of the following areas:

  each region’s sole business activity is the transportation of freight over the Company’s extensive rail network;
  the regions service national accounts that extend over the Company’s various commodity groups and across its rail network;
  the services offered by the Company stem predominantly from the transportation of freight by rail with the goal of optimizing the rail network as a whole; and
  the Company and its subsidiaries, not its regions, are subject to regulatory regimes in both Canada and the U.S.

For the years ended December 31, 2017, 2016, and 2015, no major customer accounted for more than 10% of total revenues and the largest rail freight customer represented approximately 3% of total annual rail freight revenues.

The following tables provide information by geographic area:

In millions	Year ended December 31,	2017	2016	2015

Revenues
Canada		$8,794	$7,971	$8,283
U.S.		4,247	4,066	4,328
Total revenues		$13,041	$12,037	$12,611

Net income
Canada		$2,857	$2,708	$2,469
U.S.		2,627	932	1,069
Total net income		$5,484	$3,640	$3,538

In millions	December 31,	2017	2016
Properties
Canada		$18,305	$17,445
U.S.		15,884	16,310
Total properties		$34,189	$33,755